Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short term debt and current portion of long-term debt
Short-term debt and current portion of the long-term debt consists of the following:

	June 30, 2013	December 31, 2012
	(millions)
Current portion of 5-year term loan facility expires 2016	$15	$15
Revolving credit facility	2	—
	$17	$15

	December 31,
	2012	2011
	(millions)
Current portion of 5-year term loan facility expires 2016	$15	$11
6.000% loan notes due 2012	—	4
	$15	$15

Long-term debt
Long-term debt consists of the following:

	June 30, 2013	December 31, 2012
	(millions)

5-year term loan facility expires 2016	$266	$274
5.625% senior notes due 2015	350	350
Fair value adjustment on 5.625% senior notes due 2015	14	18
4.125% senior notes due 2016	299	299
6.200% senior notes due 2017	600	600
7.000% senior notes due 2019	300	300
5.750% senior notes due 2021	496	496
3-year term loan facility expires 2015	1	1
	$2,326	$2,338

	December 31,
	2012	2011
	(millions)
5-year term loan facility expires 2016	$274	$289
5.625% senior notes due 2015	350	350
Fair value adjustment on 5.625% senior notes due 2015	18	20
4.125% senior notes due 2016	299	299
6.200% senior notes due 2017	600	600
7.000% senior notes due 2019	300	300
5.750% senior notes due 2021	496	496
3-year term loan facility expires 2015	1	—
	$2,338	$2,354

Analysis of interest expense

	Year ended December 31,
	2012	2011	2010
	(millions)
5-year term loan facility repaid 2011	$—	$14	$17
5-year term loan facility expires 2016	6	—	—
Revolving $300 million credit facility	—	4	3
Revolving $500 million credit facility	1	—	—
5.625% senior notes due 2015	12	12	14
12.875% senior notes due 2016	—	15	67
4.125% senior notes due 2016	13	10	—
6.200% senior notes due 2017	38	38	38
7.000% senior notes due 2019	21	21	21
5.125% senior notes due 2010	—	—	3
5.750% senior notes due 2021	29	23	—
Other(i)	8	19	3
Total interest expense	$128	$156	$166

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(i)	In 2011, Other includes $10 million relating to the write-off of unamortized debt issuance fees.